UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III              Holland, MI                 02/13/02
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:  $123,235
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                December 31, 2001

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value    Shares/    Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)   Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------   -------    ---  ---   -------  --------  ----    ------   ----
1ST INDIANA CORP.                COM        32054R108      241        11007  SH          Sole                                 11007
AMERICAN HOME PRODS CP COM       COM        026609107     5662    92278.993  SH          Sole               20375          71903.99
AOL TIME WARNER                  COM        00184A105     4289       133622  SH          Sole               29850            103772
APARTMENT INVT & MGMT CL A       COM        03748R101      644        14087  SH          Sole                2214             11873
APPLEBEES INTL INC COM           COM        037899101     1008        29475  SH          Sole                5950             23525
BED BATH & BEYOND INC COM        COM        075896100      439        12950  SH          Sole                1600             11350
CARDINAL HEALTH INC COM          COM        14149Y108     4002        61899  SH          Sole               16237             45662
CHEESECAKE FACTORY INC COM       COM        163072101      586        16850  SH          Sole                6300             10550
CINTAS CORPORATION               COM        172908105     2488        51825  SH          Sole               14550             37275
CISCO SYSTEMS INC.               COM        17275R102     4473       246985  SH          Sole               51348            195637
CITIGROUP                        COM        172967101     3022        59859  SH          Sole               13400             46459
CITIZENS BKG CORP MICH COM       COM        174420109      386        11732  SH          Sole                 400             11332
DUKE POWER CO COM                COM        264399106      216         5500  SH          Sole                 300              5200
E M C CORP MASS COM              COM        268648102     2214       164703  SH          Sole               34700            130003
EXXON MOBIL CORP COM             COM        30231G102      242         6150  SH          Sole                 550              5600
FIFTH THIRD BANCORP COM          COM        316773100      615        10031  SH          Sole                 225              9806
FIRST MERCHANTS CORP COM         COM        320817109      214         8925  SH          Sole                                  8925
FIRST MIDWEST BANCORP            COM        320867104      578     19811.25  SH          Sole                              19811.25
FIRST OAK BROOK BANCSH COM       COM        335847208      580        24013  SH          Sole                                 24013
FIRST SOURCE CORPORATION         COM        336901103      282        13603  SH          Sole                                 13603
FIRST TENN NATL CORP COM         COM        337162101     1968        54282  SH          Sole               17225             37057
FIRSTBANK CORP MICH COM          COM        33761G104     1132        59111  SH          Sole             8206.45          50904.55
FIRSTMERIT CORP COM              COM        337915102      596        22010  SH          Sole                 800             21210
FISERV INC.                      COM        337738108     7963       188162  SH          Sole               33912            154250
FREDDIE MAC                      COM        313400301     2286        34950  SH          Sole                5900             29050
GENERAL ELECTRIC                 COM        369604103     1626        40564  SH          Sole                4750             35814
GENTEX CORP COM                  COM        371901109     1329        49735  SH          Sole               18860             30875
GENZYME CORP. GENL.              COM        372917104     2583        43150  SH          Sole               10000             33150
HEMLOCK FEDERAL FINANCIAL CORP   COM        423666106      206         8000  SH          Sole                                  8000
HOME DEPOT INC COM               COM        437076102     6867       134622  SH          Sole               28950            105672
HOME FED BANCORP COM             COM        436926109      246        13200  SH          Sole                                 13200
HUNTINGTON BANCSHARES COM        COM        446150104     3093       179905  SH          Sole                                179905
INDEPENDENT BANK CORPORATION     COM        453838104     1277        45952  SH          Sole                8259             37693
INTEL CORPORATION                COM        458140100     5591   177789.766  SH          Sole               39900          137889.8
IRWIN FINL CORP COM              COM        464119106      343        20200  SH          Sole                3500             16700
JOHNSON & JOHNSON COM            COM        478160104     6871   116263.982  SH          Sole               26700          89563.98
MACATAWA BANK CORPORATION        COM        554225102     2043       106152  SH          Sole              106152
MAF BANCORP INC.                 COM        55261R108      735        24928  SH          Sole                4653             20275
MBNA CORP COM                    COM        55262L100     7966    226308.03  SH          Sole               42955            183353
MERCANTILE BANK CORP COM         COM        587376104      528        29725  SH          Sole                                 29725
MICROSOFT CORP COM               COM        594918104     5188        78307  SH          Sole               18300             60007
MIDWEST BANK HOLDINGS            COM        598251106      382        18000  SH          Sole                                 18000
NATIONAL CITY CORP COM           COM        635405103      532        18180  SH          Sole                                 18180
ORACLE CORP COM                  COM        68389X105     1671       121030  SH          Sole               24000             97030
PFIZER INC COM                   COM        717081103     4836   121350.503  SH          Sole               28650           92700.5
POLARIS INDUSTRIES COM           COM        731068102      208         3600  SH          Sole                                  3600
REPUBLIC BANCORP INC COM         COM        760282103      564        40701  SH          Sole                                 40701
ROYAL DUTCH PETE CO NY REG GLD   COM        780257804     4372        89190  SH          Sole               22332             66858
SUN MICROSYSTEMS INC COM         COM        866810104     1517       123300  SH          Sole               25200             98100
TRIBUNE CO NEW COM               COM        896047107     2652        70840  SH          Sole               15700             55140
TYCO INTERNATIONAL LTD COM       COM        902124106     4489        76213  SH          Sole               18162             58051
UNB CORP OHIO COM                COM        903056109      249        13400  SH          Sole                                 13400
US BANCORP DEL COM NEW           COM        902973304     3493       166882  SH          Sole               46543            120339
WELLS FARGO & CO NEW COM         COM        949746101     5652   130025.817  SH          Sole               29283          100742.8
REPORT SUMMARY                     54 DATA RECORDS      123235           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED